Schedule of credit risk exposure by type (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables	₨ 5,568,241	₨ 4,637,243
Other financial assets	1,509,606	2,916,793
Cash and cash equivalents (except cash in hand)	605,146	1,741,878
Total	₨ 7,682,993	₨ 9,295,914